Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended							12 Months Ended					3 Months Ended		12 Months Ended
	Dec. 31, 2012 Entity	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Operating lease and other trade receivables	Dec. 31, 2011 Operating lease and other trade receivables	Dec. 31, 2012 Other Receivables	Dec. 31, 2011 Other Receivables	Dec. 31, 2012 Property Subject to Operating Lease Y	Dec. 31, 2012 Minimum	Dec. 31, 2012 Minimum Property Subject to Operating Lease	Dec. 31, 2012 Maximum	Dec. 31, 2012 Maximum Property Subject to Operating Lease	Dec. 31, 2012 Other Capitalized Property Plant and Equipment	Dec. 31, 2012 Other Capitalized Property Plant and Equipment Error Correction	Dec. 31, 2012 Financial Services	Dec. 31, 2011 Financial Services	Dec. 31, 2010 Financial Services	Dec. 31, 2012 Financial Services Extended Term	Dec. 31, 2011 Financial Services Extended Term	Dec. 31, 2012 Financial Services Minimum Loans Receivable	Dec. 31, 2012 Financial Services Maximum Loans Receivable	Dec. 31, 2012 Financial Services Finance Leases Financing Receivable Minimum	Dec. 31, 2012 Financial Services Finance Leases Financing Receivable Maximum	Dec. 31, 2012 Financial Services Operating Lease	Dec. 31, 2011 Financial Services Operating Lease	Dec. 31, 2010 Financial Services Operating Lease	Dec. 31, 2012 Truck, Parts and Other D	Dec. 31, 2011 Truck, Parts and Other D	Dec. 31, 2010 Truck, Parts and Other D
Significant Accounting Policies [Line Items]
Operating segments	3
Origination cost, amortization period																						36 months	60 months
Lease rental revenue															$ 645.1	$ 606.2	$ 546.2							$ 551.5	$ 527.8	$ 464.9
Depreciation and other expense																								434.9	412.5	385.6
Liquid investments maturity period	90 days
Trade and other receivables, net				768.0	835.4	134.1	142.4																				902.1	977.8
Financing Receivable Days Past Due Considered As Nonperforming																											30	30	30
Allowance for credit losses																											3.2	3.2
Net charge-offs																											0.3	1.1	0.2
Modifications extended contractual terms																		7 months	9 months
Receivable, collection period																				36 months	60 months
Lease and guarantee periods, minimum (in years)								3
Lease and guarantee periods, maximum (in years)								5
Estimated useful life of equipment (in years)										4 years		9 years
Goodwill	139.4	136.7
Impairment charges	0	0	0
Warranty period									1 year		5 years
Immaterial Error Correction													During the fourth quarter 2012, the company recorded a correction of $12.7 (before tax) to capitalize certain manufacturing assets that had been previously expensed in the first three quarters of 2012. The net income and earnings per share impact of this adjustment in the fourth quarter is $9.0 and $.03, respectively. The Company evaluated the correction in relation to the fourth quarter of 2012 and the year ended December 31, 2012, as well as the first three quarters of 2012, and concluded that the adjustment is not material to any of these periods.
Manufacturing assets	2,312.9	1,973.3	1,673.7											12.7													2,312.9	1,973.3
Net Income	$ 1,111.6	$ 1,042.3	$ 457.6											$ 9.0
Earnings per share														$ 0.03